SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
RESTATEMENT OF THE FINANCIAL STATEMENTS
Accumulated losses	₫ (223,965,064)	$ (9,231,865,787)	₫ (190,502,556)	[1]		₫ (158,043,712)		₫ (130,331,673)
Non-controlling interests	77,324,993	3,187,345,136	77,370,679	[1]		77,385,801		77,442,544
Total Shareholders' equity	₫ (81,951,768)	$ (3,378,061,336)	(65,411,715)	[1]		(61,699,279)	[1]	(36,228,506)	[1]
Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Accumulated losses			(184,546,025)		$ (7,732,591,343)
Non-controlling interests			77,367,365		3,241,739,923
Total Shareholders' equity			(65,968,570)		(2,764,123,439)
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Accumulated losses			(184,546,025)		$ (7,732,591,343)	(153,785,023)		(127,188,455)
Non-controlling interests			77,367,365			77,379,914		77,439,373
Total Shareholders' equity			(65,968,570)			(63,323,877)		(36,670,459)
As previously reported | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Accumulated losses			(184,588,076)
Non-controlling interests			77,367,323
Total Shareholders' equity			(66,010,663)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Accumulated losses			(5,956,531)			(4,258,689)		(3,143,218)
Non-controlling interests			3,314			5,887		3,171
Total Shareholders' equity			556,855			₫ 1,624,598		₫ 441,953
Restatement adjustments | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Accumulated losses			42,051
Non-controlling interests			42
Total Shareholders' equity			₫ 42,093

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).